Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.47%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.90%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.42%	August 15, 2019
Class B Notes	$47,360,000.00	1.72%	September 15, 2019
Class C Notes	$31,570,000.00	1.95%	February 15, 2020
Class D Notes	$31,570,000.00	2.35%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$302,830.55

Principal:
Principal Collections	$6,476,019.67
Prepayments in Full	$2,234,985.92
Liquidation Proceeds	$71,197.51
Recoveries	$165,510.89
Sub Total	$8,947,713.99
Collections	$9,250,544.54

Purchase Amounts:
Purchase Amounts Related to Principal	$300,585.89
Purchase Amounts Related to Interest	$1,090.87
Sub Total	$301,676.76

Clean-up Call	$81,476,037.88

Reserve Account Draw Amount	$8,240,883.66

Available Funds - Total	$99,269,142.84

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$99,269,142.84
Servicing Fee	$75,533.36	$75,533.36	$0.00	$0.00	$99,193,609.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$99,193,609.48
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$99,193,609.48
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$99,193,609.48
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$99,193,609.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$99,193,609.48
Interest - Class B Notes	$35,413.86	$35,413.86	$0.00	$0.00	$99,158,195.62
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$99,158,195.62
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$99,106,894.37
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$99,106,894.37
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$99,045,069.79
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$99,045,069.79
Regular Principal Payment	$87,847,347.13	$87,847,347.13	$0.00	$0.00	$11,197,722.66
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$11,197,722.66
Residual Released to Depositor	$0.00	$11,197,722.66	$0.00	$0.00	$0.00
Total		$99,269,142.84

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$87,847,347.13
Total					$87,847,347.13
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$24,707,347.13	$521.69	$35,413.86	$0.75	$24,742,760.99	$522.44
Class C Notes	$31,570,000.00	$1,000.00	$51,301.25	$1.63	$31,621,301.25	$1,001.63
Class D Notes	$31,570,000.00	$1,000.00	$61,824.58	$1.96	$31,631,824.58	$1,001.96
Total	$87,847,347.13	$54.56	$148,539.69	$0.09	$87,995,886.82	$54.65

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$24,707,347.13	0.5216923	$0.00	0.0000000
Class C Notes	$31,570,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$31,570,000.00	1.0000000	$0.00	0.0000000
Total	$87,847,347.13	0.0545554	$0.00	0.0000000

Pool Information
Weighted Average APR	3.994%	4.038%
Weighted Average Remaining Term	17.26	16.60
Number of Receivables Outstanding	14,354	13,536
Pool Balance	$90,640,028.11	$81,476,037.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$87,847,347.13	$79,028,392.80
Pool Factor	0.0549941	0.0494340

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$2,447,645.08
Targeted Overcollateralization Amount	$2,447,645.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$81,476,037.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$8,240,883.66
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	49
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		98	$81,201.24
(Recoveries)		141	$165,510.89
Net Loss for Current Collection Period			$(84,309.65)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			(1.1162)%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1056%
Second Prior Collection Period			(0.5783)%
Prior Collection Period			0.8805%
Current Collection Period			(1.1756)%
Four Month Average (Current and Prior Three Collection Periods)			(0.1919)%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,983	$13,026,631.96
(Cumulative Recoveries)			$2,932,760.48
Cumulative Net Loss for All Collections Periods			$10,093,871.4800
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6124%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,865.48
Average Net Loss for Receivables that have experienced a Realized Loss			$1,445.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.89%	265	$2,354,746.44
61-90 Days Delinquent	0.28%	26	$226,153.64
91-120 Days Delinquent	0.01%	2	$8,866.48
Over 120 Days Delinquent	0.79%	53	$646,760.37
Total Delinquent Receivables	3.97%	346	$3,236,526.93

Repossession Inventory:
Repossessed in the Current Collection Period		4	$61,958.18
Total Repossessed Inventory		6	$93,547.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.5559%
Prior Collection Period			0.5573%
Current Collection Period			0.5984%
Three Month Average			0.5705%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer